Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	75,876,207	75,849,177	75,625,572
Total shares of ADRs outstanding, equivalent common stock shares	5,107,574
Difference between the ending balance of common stock and the par value of issued common stock due to retirement of treasury stocks	₩ 59,547
Retirement of treasury stock	11,909,395
ADRs [member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	20,430,296